Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2022
Off-Balance-Sheet Exposures
Schedule of contingent commitments

	EUR million
	30-06-2022	31-12-2021
Loan commitments granted	275,865	262,737
Of which impaired	657	615
Financial guarantees granted	12,881	10,758
Of which impaired	513	188
Bank sureties	12,836	10,715
Credit derivatives sold	45	43
Other commitments granted	91,195	75,733
Of which impaired	681	781
Other granted guarantees	44,016	40,158
Other	47,179	35,575